Time charter revenues - Disclosure of maturity of future undiscounted minimum lease payments to be received (Details) $ in Thousands	Mar. 27, 2024 vessel	Dec. 31, 2023 USD ($)
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
2024		$ 19,614
2025		1,920
Total		$ 21,534
Time charter contract converted to fixed rate | Subsequent event
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Number of vessels | vessel	3